American Century Investments®
Quarterly Portfolio Holdings
Multisector Income
June 30, 2024

Multisector Income - Schedule of Investments
JUNE 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 50.8%
Aerospace and Defense — 1.5%
Boeing Co., 4.875%, 5/1/25	480,000	474,995
Bombardier, Inc., 7.50%, 2/1/29(1)	130,000	134,852
Bombardier, Inc., 8.75%, 11/15/30(1)	128,000	138,500
Bombardier, Inc., 7.25%, 7/1/31(1)	147,000	151,112
Spirit AeroSystems, Inc., 4.60%, 6/15/28	395,000	370,351
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	95,000	102,399
TransDigm, Inc., 4.625%, 1/15/29	120,000	112,068
TransDigm, Inc., 6.625%, 3/1/32(1)	140,000	141,583
		1,625,860
Automobile Components — 0.4%
ZF North America Capital, Inc., 6.875%, 4/23/32(1)	430,000	444,826
Automobiles — 0.6%
Ford Motor Credit Co. LLC, 5.80%, 3/5/27	240,000	240,102
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	200,000	206,732
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	200,000	210,485
		657,319
Banks — 6.2%
Banco do Brasil SA, 6.00%, 3/18/31(1)(2)	385,000	377,115
Bancolombia SA, VRN, 8.625%, 12/24/34	335,000	342,365
Bank of America Corp., VRN, 5.82%, 9/15/29	120,000	122,535
Bank of America Corp., VRN, 5.29%, 4/25/34	140,000	138,614
Bank of America Corp., VRN, 5.47%, 1/23/35	440,000	439,717
Bank of Montreal, VRN, 7.70%, 5/26/84	325,000	332,764
Barclays PLC, VRN, 7.39%, 11/2/28	115,000	121,214
BNP Paribas SA, VRN, 5.50%, 5/20/30(1)	345,000	343,748
BPCE SA, 5.15%, 7/21/24(1)	410,000	409,627
BPCE SA, VRN, 7.00%, 10/19/34(1)	250,000	267,447
BPCE SA, VRN, 6.51%, 1/18/35(1)	210,000	210,370
CaixaBank SA, VRN, 5.67%, 3/15/30(1)	201,000	200,227
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	84,000	87,085
Citigroup, Inc., VRN, 5.17%, 2/13/30	55,000	54,691
Citizens Bank NA, VRN, 5.28%, 1/26/26	425,000	422,539
Danske Bank AS, VRN, 5.71%, 3/1/30(1)	200,000	200,637
Discover Bank, 3.45%, 7/27/26	270,000	257,932
Fifth Third Bancorp, 8.25%, 3/1/38	150,000	177,505
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	210,000	225,710
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	82,000	82,018
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	390,000	393,019
JPMorgan Chase & Co., VRN, 5.77%, 4/22/35	179,000	183,724
M&T Bank Corp., VRN, 6.08%, 3/13/32	417,000	415,839
Wells Fargo & Co., VRN, 6.30%, 10/23/29	345,000	358,086
Wells Fargo & Co., VRN, 5.39%, 4/24/34	117,000	115,709
Wells Fargo & Co., VRN, 5.56%, 7/25/34	374,000	373,867
		6,654,104
Broadline Retail — 0.6%
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)	367,000	350,862
Prosus NV, 4.19%, 1/19/32	320,000	282,420
		633,282

Building Products — 0.8%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	501,000	474,542
Masterbrand, Inc., 7.00%, 7/15/32(1)	248,000	250,970
Standard Industries, Inc., 4.375%, 7/15/30(1)	134,000	121,183
		846,695
Capital Markets — 4.3%
Ares Capital Corp., 5.95%, 7/15/29	135,000	132,750
Ares Strategic Income Fund, 6.35%, 8/15/29(1)	160,000	158,750
Banco BTG Pactual SA, 6.25%, 4/8/29(1)	200,000	201,125
Blackstone Private Credit Fund, 7.30%, 11/27/28(1)	152,000	157,601
Blackstone Private Credit Fund, 5.95%, 7/16/29(1)	135,000	132,267
Blue Owl Capital Corp., 3.40%, 7/15/26	515,000	485,392
Blue Owl Credit Income Corp., 7.75%, 1/15/29	750,000	774,837
Charles Schwab Corp., VRN, 6.20%, 11/17/29	95,000	98,835
Charles Schwab Corp., VRN, 6.14%, 8/24/34	50,000	52,087
CI Financial Corp., 7.50%, 5/30/29(1)	160,000	158,566
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	170,000	177,521
Goldman Sachs Group, Inc., VRN, 5.85%, 4/25/35	110,000	112,720
Golub Capital BDC, Inc., 7.05%, 12/5/28	323,000	329,963
Jefferies Financial Group, Inc., 6.20%, 4/14/34	210,000	212,809
Main Street Capital Corp., 6.50%, 6/4/27	215,000	215,251
Morgan Stanley, VRN, 6.41%, 11/1/29	210,000	219,161
Morgan Stanley, VRN, 6.34%, 10/18/33	215,000	228,334
Northern Trust Corp., VRN, 3.375%, 5/8/32	257,000	242,879
Nuveen LLC, 5.85%, 4/15/34(1)	94,000	94,424
UBS Group AG, VRN, 9.02%, 11/15/33(1)	355,000	428,116
		4,613,388
Chemicals — 0.6%
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	340,000	349,491
Tronox, Inc., 4.625%, 3/15/29(1)	320,000	289,204
		638,695
Commercial Services and Supplies — 0.8%
Clean Harbors, Inc., 6.375%, 2/1/31(1)	322,000	323,124
GrafTech Global Enterprises, Inc., 9.875%, 12/15/28(1)	321,000	236,999
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	325,000	327,856
		887,979
Construction and Engineering — 0.2%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	220,000	238,028
Construction Materials — 0.2%
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(1)	150,000	155,504
Consumer Finance — 1.1%
Avolon Holdings Funding Ltd., 6.375%, 5/4/28(1)	330,000	335,268
Avolon Holdings Funding Ltd., 5.75%, 3/1/29(1)	215,000	213,871
Bread Financial Holdings, Inc., 9.75%, 3/15/29(1)	335,000	352,257
Navient Corp., 5.875%, 10/25/24	135,000	134,896
OneMain Finance Corp., 7.50%, 5/15/31	91,000	92,159
		1,128,451
Consumer Staples Distribution & Retail — 0.3%
Cencosud SA, 5.95%, 5/28/31(1)	200,000	200,996
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	114,000	107,319
		308,315
Containers and Packaging — 1.6%
Berry Global, Inc., 5.50%, 4/15/28	459,000	458,261
Graphic Packaging International LLC, 6.375%, 7/15/32(1)	400,000	399,999
Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31(1)	388,000	387,812

Sealed Air Corp., 5.00%, 4/15/29(1)	446,000	424,855
		1,670,927
Distributors — 0.6%
Gates Corp., 6.875%, 7/1/29(1)	172,000	175,215
LKQ Corp., 6.25%, 6/15/33	406,000	416,962
		592,177
Diversified REITs — 2.2%
Agree LP, 2.90%, 10/1/30	215,000	185,466
Brandywine Operating Partnership LP, 8.875%, 4/12/29	193,000	201,243
Brixmor Operating Partnership LP, 3.90%, 3/15/27	440,000	422,917
Highwoods Realty LP, 4.20%, 4/15/29	235,000	215,495
Host Hotels & Resorts LP, 5.70%, 7/1/34	161,000	158,324
Piedmont Operating Partnership LP, 9.25%, 7/20/28	245,000	261,513
Store Capital LLC, 4.50%, 3/15/28	117,000	111,415
Store Capital LLC, 4.625%, 3/15/29	117,000	110,572
Store Capital LLC, 2.70%, 12/1/31	530,000	425,534
Trust Fibra Uno, 4.87%, 1/15/30(1)	300,000	263,518
		2,355,997
Diversified Telecommunication Services — 0.9%
AT&T, Inc., 5.40%, 2/15/34	710,000	710,326
Sprint Capital Corp., 8.75%, 3/15/32	215,000	258,795
Verizon Communications, Inc., 7.75%, 12/1/30	28,000	31,886
		1,001,007
Electric Utilities — 1.0%
EUSHI Finance, Inc., VRN, 7.625%, 12/15/54(1)	360,000	362,285
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	153,000	157,013
Palomino Funding Trust I, 7.23%, 5/17/28(1)	250,000	262,529
Tierra Mojada Luxembourg II SARL, 5.75%, 12/1/40(1)	210,403	189,967
Vistra Operations Co. LLC, 6.875%, 4/15/32(1)	83,000	84,323
		1,056,117
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.30%, 2/15/30	400,000	409,116
Electronic Equipment, Instruments and Components — 0.3%
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	90,000	93,435
Sensata Technologies, Inc., 6.625%, 7/15/32(1)	200,000	201,569
		295,004
Energy Equipment and Services — 0.7%
Transocean, Inc., 8.25%, 5/15/29(1)	360,000	361,161
Vallourec SACA, 7.50%, 4/15/32(1)	360,000	373,234
		734,395
Entertainment — 0.3%
Take-Two Interactive Software, Inc., 5.40%, 6/12/29	320,000	321,911
Financial Services — 0.9%
Antares Holdings LP, 7.95%, 8/11/28(1)	255,000	264,348
Essent Group Ltd., 6.25%, 7/1/29(3)	265,000	265,224
NMI Holdings, Inc., 6.00%, 8/15/29	345,000	342,285
PennyMac Financial Services, Inc., 7.125%, 11/15/30(1)	126,000	125,701
		997,558
Ground Transportation — 0.3%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	345,000	346,832
Health Care Equipment and Supplies — 0.9%
Medline Borrower LP, 3.875%, 4/1/29(1)	259,000	238,711
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 4/1/29(1)	320,000	324,022
Sotera Health Holdings LLC, 7.375%, 6/1/31(1)	378,000	379,034
		941,767

Health Care Providers and Services — 3.3%
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)	55,000	53,972
Centene Corp., 4.625%, 12/15/29	235,000	222,441
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	500,000	393,590
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	405,000	422,025
Concentra Escrow Issuer Corp., 6.875%, 7/15/32(1)(3)	280,000	284,200
IQVIA, Inc., 6.50%, 5/15/30(1)	200,000	203,179
Owens & Minor, Inc., 6.625%, 4/1/30(1)(2)	392,000	356,772
Select Medical Corp., 6.25%, 8/15/26(1)	420,000	422,413
Star Parent, Inc., 9.00%, 10/1/30(1)	309,000	324,804
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	357,000	361,064
Tenet Healthcare Corp., 6.25%, 2/1/27	325,000	325,066
Tenet Healthcare Corp., 4.25%, 6/1/29	150,000	139,812
		3,509,338
Hotels, Restaurants and Leisure — 1.9%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	434,000	398,191
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	108,000	110,409
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	71,000	71,395
Churchill Downs, Inc., 5.75%, 4/1/30(1)	262,000	254,690
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	358,000	365,906
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	296,000	306,671
Station Casinos LLC, 4.625%, 12/1/31(1)	336,000	299,725
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	215,000	209,856
		2,016,843
Independent Power and Renewable Electricity Producers — 0.2%
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.375%, 12/30/30(1)	250,000	208,855
Industrial REITs — 0.2%
LXP Industrial Trust, 6.75%, 11/15/28	250,000	259,422
Insurance — 0.8%
Brighthouse Financial Global Funding, 5.65%, 6/10/29(1)	215,000	215,004
CNO Financial Group, Inc., 6.45%, 6/15/34	225,000	224,953
Global Atlantic Fin Co., 4.40%, 10/15/29(1)	205,000	191,058
Prudential Financial, Inc., VRN, 6.50%, 3/15/54	270,000	273,236
		904,251
IT Services — 0.6%
Genpact Luxembourg SARL/Genpact USA, Inc., 6.00%, 6/4/29	190,000	192,258
Kyndryl Holdings, Inc., 3.15%, 10/15/31	200,000	167,566
Kyndryl Holdings, Inc., 6.35%, 2/20/34	294,000	298,806
		658,630
Life Sciences Tools and Services — 0.3%
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	358,000	356,152
Machinery — 0.7%
Chart Industries, Inc., 9.50%, 1/1/31(1)	304,000	329,734
Husky Injection Molding Systems Ltd./Titan Co.-Borrower LLC, 9.00%, 2/15/29(1)	365,000	378,419
		708,153
Marine Transportation — 0.1%
Yinson Boronia Production BV, 8.95%, 7/31/42(1)	99,000	100,040
Media — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	235,000	231,858
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32(1)	325,000	266,401
Fox Corp., 6.50%, 10/13/33	290,000	303,904
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	575,000	541,499
TEGNA, Inc., 4.75%, 3/15/26(1)	431,000	421,817
TEGNA, Inc., 5.00%, 9/15/29	128,000	113,154
Warner Media LLC, 3.80%, 2/15/27	187,000	175,383
		2,054,016

Metals and Mining — 0.9%
ATI, Inc., 4.875%, 10/1/29	230,000	215,294
Cleveland-Cliffs, Inc., 6.75%, 4/15/30(1)	351,000	347,713
Cleveland-Cliffs, Inc., 7.00%, 3/15/32(1)	112,000	110,872
CSN Resources SA, 4.625%, 6/10/31(1)	340,000	267,273
		941,152
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/1/27(1)	465,000	440,884
Oil, Gas and Consumable Fuels — 5.3%
3R Lux SARL, 9.75%, 2/5/31(1)	163,000	171,190
Antero Resources Corp., 7.625%, 2/1/29(1)	82,000	84,493
Antero Resources Corp., 5.375%, 3/1/30(1)	330,000	319,564
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 7/15/29(1)	460,000	468,747
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	111,000	111,309
Civitas Resources, Inc., 8.375%, 7/1/28(1)	381,000	399,699
CrownRock LP/CrownRock Finance, Inc., 5.00%, 5/1/29(1)	110,000	109,182
Ecopetrol SA, 5.375%, 6/26/26	200,000	196,074
Ecopetrol SA, 4.625%, 11/2/31	260,000	212,978
Encino Acquisition Partners Holdings LLC, 8.75%, 5/1/31(1)	350,000	365,229
EnLink Midstream LLC, 6.50%, 9/1/30(1)	260,000	266,287
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	277,000	283,082
Global Partners LP/GLP Finance Corp., 8.25%, 1/15/32(1)	100,000	102,859
Matador Resources Co., 6.50%, 4/15/32(1)	190,000	190,156
MEG Energy Corp., 5.875%, 2/1/29(1)	253,000	246,312
Occidental Petroleum Corp., 6.125%, 1/1/31	417,000	427,073
Petroleos Mexicanos, 5.95%, 1/28/31	445,000	358,888
SierraCol Energy Andina LLC, 6.00%, 6/15/28(1)	380,000	339,975
Southwestern Energy Co., 5.375%, 3/15/30	440,000	425,349
Southwestern Energy Co., 4.75%, 2/1/32	120,000	110,466
Sunoco LP, 7.00%, 5/1/29(1)	133,000	136,404
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	360,000	394,460
		5,719,776
Paper and Forest Products — 0.1%
Suzano Austria GmbH, 3.75%, 1/15/31	56,000	48,827
Passenger Airlines — 1.3%
American Airlines Pass-Through Trust, Series 2017-2, Class B, 3.70%, 4/15/27	206,515	201,101
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	672,307	666,953
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	370,000	352,423
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	198,000	198,553
		1,419,030
Personal Care Products — 0.2%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	240,000	243,741
Pharmaceuticals — 0.8%
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)(2)	265,000	273,805
Organon & Co./Organon Foreign Debt Co.-Issuer BV, 5.125%, 4/30/31(1)	615,000	552,973
		826,778
Real Estate Management and Development — 0.3%
Essential Properties LP, 2.95%, 7/15/31	200,000	164,647
Newmark Group, Inc., 7.50%, 1/12/29(1)	179,000	184,161
		348,808
Retail REITs — 0.7%
Kite Realty Group Trust, 4.75%, 9/15/30	145,000	138,585
SITE Centers Corp., 3.625%, 2/1/25	165,000	162,846
SITE Centers Corp., 4.70%, 6/1/27	470,000	466,876
		768,307

Software — 0.7%
Open Text Corp., 6.90%, 12/1/27(1)	154,000	159,959
Open Text Holdings, Inc., 4.125%, 2/15/30(1)	221,000	199,471
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	210,000	185,000
SS&C Technologies, Inc., 6.50%, 6/1/32(1)	250,000	252,358
		796,788
Specialized REITs — 1.1%
EPR Properties, 4.50%, 6/1/27	280,000	267,957
Iron Mountain, Inc., 5.625%, 7/15/32(1)	385,000	365,921
VICI Properties LP, 4.375%, 5/15/25	246,000	242,938
VICI Properties LP/VICI Note Co., Inc., 4.125%, 8/15/30(1)	270,000	245,768
		1,122,584
Trading Companies and Distributors — 1.0%
AerCap Holdings NV, VRN, 5.875%, 10/10/79	265,000	263,943
Air Lease Corp., 5.20%, 7/15/31	126,000	123,173
Aircastle Ltd., 6.50%, 7/18/28(1)	345,000	351,609
Beacon Roofing Supply, Inc., 6.50%, 8/1/30(1)	245,000	247,415
Herc Holdings, Inc., 6.625%, 6/15/29(1)	108,000	109,593
		1,095,733
Transportation Infrastructure — 0.2%
Rumo Luxembourg SARL, 5.25%, 1/10/28	230,000	221,470
Wireless Telecommunication Services — 0.1%
U.S. Cellular Corp., 6.70%, 12/15/33	144,000	153,337
TOTAL CORPORATE BONDS (Cost $53,870,523)		54,478,169
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 11.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 11.6%
FHLMC, 2.00%, 3/1/37	924,730	818,971
FHLMC, 3.50%, 2/1/49	1,194,010	1,079,407
FHLMC, 3.50%, 3/1/52	1,567,456	1,389,596
FHLMC, 6.00%, 1/1/53	515,651	518,485
FHLMC, 6.50%, 11/1/53	1,009,557	1,030,691
FHLMC, 5.50%, 4/1/54	1,174,452	1,162,427
FNMA, 3.00%, 2/1/52	975,242	836,492
FNMA, 3.50%, 3/1/52	1,523,074	1,351,718
FNMA, 3.50%, 4/1/52	1,679,057	1,487,846
FNMA, 6.00%, 9/1/53	840,525	845,430
FNMA, 6.00%, 9/1/53	808,414	814,376
GNMA, 2.50%, 12/20/51	1,302,640	1,095,743
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $12,297,000)		12,431,182
PREFERRED STOCKS — 9.4%
Banks — 7.4%
Banco Bilbao Vizcaya Argentaria SA, 6.50%	600,000	597,188
Banco Mercantil del Norte SA, 8.375%(1)	360,000	363,731
Banco Santander SA, 4.75%	400,000	358,521
Barclays PLC, 6.125%	470,000	461,184
BNP Paribas SA, 7.375%(1)	525,000	525,003
Commerzbank AG, 7.00%	600,000	596,267
Credit Agricole SA, 6.875%(1)	105,000	104,795
Credit Agricole SA, 8.125%(1)	235,000	238,794
Danske Bank AS, 7.00%	655,000	655,000
HSBC Holdings PLC, 6.00%	200,000	193,620
HSBC Holdings PLC, 6.375%	200,000	199,868
ING Groep NV, 6.50%	480,000	476,292

Intesa Sanpaolo SpA, 7.70%(1)	470,000	469,964
Lloyds Banking Group PLC, 7.50%	465,000	465,994
NatWest Group PLC, 6.00%	400,000	392,295
NatWest Group PLC, 8.00%	235,000	236,765
Nordea Bank Abp, 6.625%(1)	435,000	432,784
Societe Generale SA, 8.00%(1)	525,000	524,722
Societe Generale SA, 8.50%(1)	425,000	403,650
Wells Fargo & Co., 7.625%(2)	189,000	201,740
		7,898,177
Capital Markets — 1.8%
Charles Schwab Corp., 5.375%	345,000	341,990
Deutsche Bank AG, 7.50%	600,000	591,957
Goldman Sachs Group, Inc., 5.50%	237,000	236,339
Goldman Sachs Group, Inc., 7.50%(2)	290,000	304,562
UBS Group AG, 6.875%	505,000	501,782
		1,976,630
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	220,000	213,211
TOTAL PREFERRED STOCKS (Cost $10,062,093)		10,088,018
COLLATERALIZED LOAN OBLIGATIONS — 6.0%
ACRES Commercial Realty Ltd., Series 2021-FL1, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 6/15/36(1)	218,257	216,934
ACRES Commercial Realty Ltd., Series 2021-FL1, Class AS, VRN, 7.04%, (1-month SOFR plus 1.71%), 6/15/36(1)	165,500	164,195
AIMCO CLO, Series 2018-AA, Class D, VRN, 8.13%, (3-month SOFR plus 2.81%), 4/17/31(1)	200,000	200,454
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.41%, (1-month SOFR plus 1.08%), 12/15/35(1)	127,257	126,283
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, VRN, 6.79%, (1-month SOFR plus 1.46%), 11/15/36(1)	254,500	253,449
ARES XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/15/29(1)	300,000	300,694
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 7.34%, (3-month SOFR plus 2.01%), 4/15/30(1)	150,000	150,264
Bain Capital Credit CLO Ltd., Series 2019-2A, Class CR, VRN, 7.68%, (3-month SOFR plus 2.36%), 10/17/32(1)	350,000	350,176
Barings CLO Ltd., Series 2018-3A, Class A1, VRN, 6.54%, (3-month SOFR plus 1.21%), 7/20/29(1)	163,734	163,979
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.73%, (3-month SOFR plus 2.40%), 7/15/31(1)	141,406	141,829
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.37%, (1-month SOFR plus 1.03%), 1/18/36(1)	36,381	36,355
BSPRT Issuer Ltd., Series 2023-FL10, Class A, VRN, 7.59%, (1-month SOFR plus 2.26%), 9/15/35(1)	245,000	246,026
CBAM Ltd., Series 2017-1A, Class B, VRN, 7.39%, (3-month SOFR plus 2.06%), 7/20/30(1)	250,000	251,048
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.44%, (3-month SOFR plus 2.11%), 10/15/31(1)	52,765	52,957
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.09%, (3-month SOFR plus 1.76%), 4/15/32(1)	77,429	77,504
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 7.28%, (3-month SOFR plus 1.96%), 11/15/28(1)	250,000	250,363
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 7.84%, (1-month SOFR plus 2.51%), 9/15/37(1)	132,500	131,779
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 6.84%, (1-month SOFR plus 1.51%), 6/16/36(1)	330,000	323,226
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.32%, (3-month SOFR plus 2.00%), 7/20/31(1)	325,000	326,000
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 7.59%, (3-month SOFR plus 2.26%), 7/19/30(1)	175,000	175,088
Palmer Square CLO Ltd., Series 2013-2A, Class A2R3, VRN, 7.08%, (3-month SOFR plus 1.76%), 10/17/31(1)	200,000	200,475
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 8.07%, (3-month SOFR plus 2.75%), 7/24/31(1)	200,000	200,508
PFP Ltd., Series 2022-9, Class A, VRN, 7.60%, (1-month SOFR plus 2.27%), 8/19/35(1)	427,000	427,000
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 7.72%, (1-month SOFR plus 2.37%), 10/25/39(1)	280,722	281,738
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 7.63%, (1-month SOFR plus 2.30%), 6/17/37(1)	165,238	165,688
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.09%, (1-month SOFR plus 2.75%), 5/19/38(1)	124,000	124,555
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.39%, (3-month SOFR plus 2.06%), 1/15/30(1)	250,000	250,580
TRTX Issuer Ltd., Series 2021-FL4, Class A, VRN, 6.64%, (1-month SOFR plus 1.31%), 3/15/38(1)	270,861	269,429

TRTX Issuer Ltd., Series 2022-FL5, Class AS, VRN, 7.48%, (1-month SOFR plus 2.15%), 2/15/39(1)		345,500	341,286
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.99%, (3-month SOFR plus 2.66%), 9/15/30(1)		200,000	200,415
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.57%, (3-month SOFR plus 1.24%), 7/20/30(1)		20,287	20,296
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $6,328,255)			6,420,573
ASSET-BACKED SECURITIES — 5.2%
AASET Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		196,238	173,818
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)		100,000	92,160
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, SEQ, 6.35%, 10/15/47(1)		250,000	251,710
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class B, 3.45%, 7/15/46(1)		184,116	164,291
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	92,473
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		94,694	88,376
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		128,074	119,772
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		116,044	109,250
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	250,000	170,833
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)		200,000	135,672
CyrusOne Data Centers Issuer I LLC, Series 2024-2A, Class A2, SEQ, 4.50%, 5/20/49(1)		200,000	185,700
Diamond Issuer LLC, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		395,000	356,543
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		169,604	158,725
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)		300,000	276,321
GAIA Aviation Ltd., Series 2019-1, Class A, 3.97%, 12/15/44(1)		126,325	116,374
Hilton Grand Vacations Trust, Series 2024-2A, Class D, 6.91%, 3/25/38(1)		195,623	196,962
Hotwire Funding LLC, Series 2024-1A, Class C, 9.19%, 6/20/54(1)		125,000	127,045
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, SEQ, 2.64%, 10/15/46(1)		194,402	174,059
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		216,392	192,390
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)		147,814	135,031
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		178,008	160,514
MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class B, 7.59%, 4/20/54(1)		125,000	126,584
Nelnet Student Loan Trust, Series 2005-4, Class A4, VRN, 5.79%, (90-day average SOFR plus 0.44%), 3/22/32		53,748	52,196
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)		450,000	388,739
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)		145,782	140,532
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)		350,000	342,810
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)		153,327	140,887
SEB Funding LLC, Series 2024-1A, Class A2, SEQ, 7.39%, 4/30/54(1)		200,000	203,197
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(1)		20,887	20,718
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)		203,125	180,442
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)		250,000	233,301
VB-S1 Issuer LLC, Series 2024-1A, Class F, 8.87%, 5/15/54(1)		275,000	280,157
TOTAL ASSET-BACKED SECURITIES (Cost $5,774,872)			5,587,582
U.S. TREASURY SECURITIES — 4.7%
U.S. Treasury Notes, 1.50%, 2/15/25(4)		500,000	488,320
U.S. Treasury Notes, 4.00%, 2/15/26(4)		500,000	493,311
U.S. Treasury Notes, 4.625%, 9/15/26(4)		300,000	299,648
U.S. Treasury Notes, 4.875%, 10/31/30		1,000,000	1,028,438
U.S. Treasury Notes, 4.50%, 11/15/33		2,700,000	2,725,523
TOTAL U.S. TREASURY SECURITIES (Cost $5,010,799)			5,035,240
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.3%
Private Sponsor Collateralized Mortgage Obligations — 3.2%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)		100,699	95,488
Angel Oak Mortgage Trust, Series 2021-6, Class A2, VRN, 1.58%, 9/25/66(1)		630,656	508,764
Angel Oak Mortgage Trust, Series 2021-7, Class A3, VRN, 2.34%, 10/25/66(1)		312,538	261,087
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)		69,279	58,442
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)		30,463	30,639
MFA Trust, Series 2024-NQM1, Class A2, SEQ, 6.83%, 3/25/69(1)		258,331	260,381

OBX Trust, Series 2024-NQM7, Class A1, 6.24%, 3/25/64(1)	344,333	346,023
RCKT Mortgage Trust, Series 2024-CES3, Class A1A, VRN, 6.59%, 5/25/44(1)	122,830	124,060
RCKT Mortgage Trust, Series 2024-CES4, Class A3, SEQ, 6.67%, 6/25/44(1)	475,000	478,920
Triangle Re Ltd., Series 2023-1, Class M1A, VRN, 8.74%, (30-day average SOFR plus 3.40%), 11/25/33(1)	300,000	306,431
Verus Securitization Trust, Series 2021-R3, Class M1, SEQ, VRN, 2.41%, 4/25/64(1)	315,000	262,739
Verus Securitization Trust, Series 2024-5, Class A1, 6.19%, 6/25/69(1)	350,000	351,188
Vista Point Securitization Trust, Series 2024-CES1, Class A1, 6.68%, 5/25/54(1)	399,606	402,209
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36	1,414	1,317
		3,487,688
U.S. Government Agency Collateralized Mortgage Obligations — 1.1%
FHLMC, Series 2022-DNA5, Class M1A, VRN, 8.29%, (30-day average SOFR plus 2.95%), 6/25/42(1)	152,669	156,818
FHLMC, Series 2022-DNA6, Class M1A, VRN, 7.49%, (30-day average SOFR plus 2.15%), 9/25/42(1)	100,069	101,458
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)	113,629	114,661
FNMA, Series 2016-55, Class PI, IO, 4.00%, 8/25/46	298,263	53,640
FNMA, Series 2017-7, Class AI, IO, 6.00%, 2/25/47	222,404	37,146
FNMA, Series 2022-R06, Class 1M1, VRN, 8.09%, (30-day average SOFR plus 2.75%), 5/25/42(1)	93,490	96,150
FNMA, Series 2023-39, Class AI, IO, 2.00%, 7/25/52	2,497,957	317,850
FNMA, Series 2023-R05, Class 1M1, VRN, 7.24%, (30-day average SOFR plus 1.90%), 6/25/43(1)	235,298	238,339
FNMA, Series 413, Class C27, IO, 4.00%, 7/25/42	207,746	29,735
		1,145,797
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,564,995)		4,633,485
COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Bank, Series 2018-BN15, Class D, 3.00%, 11/15/61(1)	82,000	62,284
Bank, Series 2020-BN26, Class D, 2.50%, 3/15/63(1)	509,000	362,300
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, VRN, 7.60%, (1-month SOFR plus 2.27%), 11/15/34(1)	172,000	3,612
BBCMS Mortgage Trust, Series 2019-BWAY, Class E, VRN, 8.29%, (1-month SOFR plus 2.96%), 11/15/34(1)	183,000	1,922
BBCMS Mortgage Trust, Series 2019-C4, Class D, 3.25%, 8/15/52(1)	109,000	77,519
Benchmark Mortgage Trust, Series 2018-B5, Class D, VRN, 3.25%, 7/15/51(1)	128,000	94,651
Benchmark Mortgage Trust, Series 2021-B31, Class D, 2.25%, 12/15/54(1)	88,000	54,056
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(1)	350,000	300,798
BX Trust, Series 2018-GW, Class C, VRN, 6.85%, (1-month SOFR plus 1.52%), 5/15/35(1)	249,000	247,950
BXP Trust, Series 2017-CC, Class D, VRN, 3.67%, 8/13/37(1)	180,000	150,810
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.94%, (1-month SOFR plus 1.61%), 11/15/38(1)	235,000	233,777
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 3/15/52(1)	169,000	127,637
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 8.29%, (1-month SOFR plus 2.96%), 7/15/38(1)	161,587	161,509
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class A, SEQ, 3.14%, 12/10/36(1)	339,000	334,190
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 4.10%, 12/10/36(1)	120,000	117,073
GS Mortgage Securities Corp. Trust, Series 2018-HULA, Class C, VRN, 7.08%, (1-month SOFR plus 1.75%), 7/15/25(1)	130,500	130,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	175,000	158,730
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 6.84%, (1-month SOFR plus 1.51%), 3/15/38(1)	275,232	267,668
Morgan Stanley Capital I Trust, Series 2018-H3, Class D, 3.00%, 7/15/51(1)	78,000	61,855
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.94%, (1-month SOFR plus 1.61%), 1/15/36(1)	154,000	144,816
THPT Mortgage Trust, Series 2023-THL, Class B, VRN, 7.92%, 12/10/34(1)	120,000	122,098
UBS Commercial Mortgage Trust, Series 2018-C15, Class D, VRN, 5.31%, 12/15/51(1)	66,000	56,535
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class D, 2.50%, 2/15/53(1)	72,000	47,937
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $3,656,617)		3,319,727
BANK LOAN OBLIGATIONS(5) — 1.0%
Health Care Providers and Services — 0.2%
Star Parent, Inc., Term Loan B, 9.08%, (3-month SOFR plus 3.75%), 9/27/30	194,513	194,589
Hotels, Restaurants and Leisure — 0.1%
Caesars Entertainment, Inc., Term Loan B, 8.10%, (3-month SOFR plus 2.75%), 2/6/30	170,550	170,883

Passenger Airlines — 0.4%
American Airlines, Inc., 2023 Term Loan B, 8.19%, (1-month SOFR plus 2.75%), 2/15/28	401,800	401,410
Specialty Retail — 0.3%
LBM Acquisition LLC, Term Loan B, 12/17/27(6)	355,000	354,853
TOTAL BANK LOAN OBLIGATIONS (Cost $1,110,497)		1,121,735
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.8%
Mexico — 0.2%
Mexico Government International Bonds, 5.00%, 5/7/29	200,000	195,702
Panama — 0.2%
Panama Government International Bonds, 9.375%, 4/1/29	175,000	195,256
Panama Government International Bonds, 6.875%, 1/31/36	91,000	89,088
		284,344
Romania — 0.2%
Romania Government International Bonds, 6.625%, 2/17/28(1)	196,000	200,415
Saudi Arabia — 0.2%
Saudi Government International Bonds, 4.75%, 1/16/30(1)	200,000	196,761
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $880,880)		877,222
SHORT-TERM INVESTMENTS — 4.6%
Money Market Funds — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	7,550	7,550
State Street Navigator Securities Lending Government Money Market Portfolio(7)	1,579,358	1,579,358
		1,586,908
Repurchase Agreements — 3.1%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.00%, 8/15/25, valued at $215,469), in a joint trading account at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $211,171)		211,078
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 4.625%, 2/15/40, valued at $2,307,311), at 5.30%, dated 6/28/24, due 7/1/24 (Delivery value $2,262,999)		2,262,000
TD Securities (USA) LLC, (collateralized by various U.S. Treasury obligations, 0.625% - 3.875%, 8/31/26 - 11/15/30, valued at $862,767), at 5.29%, dated 6/28/24, due 7/1/24 (Delivery value $845,373)		845,000
		3,318,078
TOTAL SHORT-TERM INVESTMENTS (Cost $4,904,986)		4,904,986
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $108,461,517)		108,897,919
OTHER ASSETS AND LIABILITIES — (1.5)%		(1,599,665)
TOTAL NET ASSETS — 100.0%		$107,298,254

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	305,581	CAD	419,685	Citibank N.A.	9/18/24	$(1,756)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	46	September 2024	$9,394,062	$18,429
U.S. Treasury 5-Year Notes	87	September 2024	9,272,297	56,670
U.S. Treasury 10-Year Notes	60	September 2024	6,599,063	45,025
U.S. Treasury 10-Year Ultra Notes	83	September 2024	9,423,094	124,689
			$34,688,516	$244,813
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	8	September 2024	$946,500	$(19,578)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 42	Sell	5.00%	6/20/29	$7,340,000	$423,934	$45,453	$469,387
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corp.
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
IO	–	Interest Only
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $55,015,652, which represented 51.3% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,521,307. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,143,437.
(5)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(6)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(7)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,579,358.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$54,478,169	—
U.S. Government Agency Mortgage-Backed Securities	—	12,431,182	—
Preferred Stocks	—	10,088,018	—
Collateralized Loan Obligations	—	6,420,573	—
Asset-Backed Securities	—	5,587,582	—
U.S. Treasury Securities	—	5,035,240	—
Collateralized Mortgage Obligations	—	4,633,485	—
Commercial Mortgage-Backed Securities	—	3,319,727	—
Bank Loan Obligations	—	1,121,735	—
Sovereign Governments and Agencies	—	877,222	—
Short-Term Investments	$1,586,908	3,318,078	—
	$1,586,908	$107,311,011	—
Other Financial Instruments
Futures Contracts	$244,813	—	—
Swap Agreements	—	$469,387	—
	$244,813	$469,387	—
Liabilities
Other Financial Instruments
Futures Contracts	$19,578	—	—
Forward Foreign Currency Exchange Contracts	—	$1,756	—
	$19,578	$1,756	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.